Other current financial and non-financial liabilities - Summary of Other Current Financial and Non-financial Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Total other current financial liabilities	[1]	$ 11.5	$ 38.5
Total other current non-financial liabilities	[1]	146.2	89.7
Accrued interest on financial debt
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Total other current financial liabilities		0.0	13.4
Current bank debt
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Total other current financial liabilities		4.7	4.1
Fair value of derivatives - current liabilities
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Total other current financial liabilities		0.4	14.8
Factoring related liabilities
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Total other current financial liabilities		0.7	0.7
Other
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Total other current financial liabilities		5.7	5.6
Contract liabilities
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Total other current non-financial liabilities		65.2	19.1
Payables to personnel and social organizations
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Total other current non-financial liabilities		80.6	65.1
Deferred income
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Total other current non-financial liabilities		$ 0.4	$ 5.5

[1]	The notes are an integral part of these consolidated financial statements.